UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maureen Marsella
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Maureen Marsella, Springfield, MA, November 14, 2005

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 56
Form 13F Information Table Value Total: $503,930


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Accenture LTD                        COM   G1150G111  20772     815850   SH         SOLE       550200       265650
American Intl Group Inc              COM   026874107    682      11000   SH         SOLE        11000            0
AMLI Residential Pptys Trust         COM   001735109   4507     140550   SH         SOLE       109500        31050
Avalonbay Cmntys Inc                 COM   053484101    994      11600   SH         SOLE        11600            0
BearingPoint, Inc.                   COM   074002106   9023    1188850   SH         SOLE       822600       366250
Berkshire Hathaway Inc Del Cl B      COM   084670207  45179      16543   SH         SOLE        10728         5815
Boston Properties Inc                COM   101121101    879      12400   SH         SOLE        12400            0
Cathay General Bancorp               COM   149150104  10827     305343   SH         SOLE       198173       107170
Cendant Corp                         COM   151313103  48105    2330650   SH         SOLE      1530800       799850
Chubb Corp                           COM   171232101  18992     212087   SH         SOLE       133775        78312
The Coca-Cola Co        	     COM   191216100  17441     403825   SH         SOLE       273000       130825
Commonwealth Bankshares Inc          COM   202736104    551      23585   SH         SOLE        23585            0
Commonwealth Bankshrs CP Tri PFDCONVSECS   202734307    819      56000   SH         SOLE        56000            0
Corinthian Colleges Inc              COM   218868107  14868    1120399   SH         SOLE       736549       383850
Drew Inds Inc                    COM NEW   26168L205   1302      40000   SH         SOLE        40000            0
Duckwall-Alco Stores Inc New         COM   264142100    814      34642   SH         SOLE        34642            0
Essex Ppty Tr Inc                    COM   297178105    990      11000   SH         SOLE        11000            0
Federal Home Ln Mtg Corp             COM   313400301  20997     371900   SH         SOLE       241175       130725
FirstBank NW Corp                    COM   33762X106   1590      57301   SH         SOLE        57301            0
Gartner Inc. Cl A                    COM   366651107  16256    1390600   SH         SOLE       879700       510900
Greater Bay Bancorp                  COM   391648102   8313     337377   SH         SOLE       202177       135200
Helmerich & Payne Inc                COM   423452101   1449      24000   SH         SOLE        24000            0
Home Depot Inc                       COM   437076102    839      22000   SH         SOLE        22000            0
International Speedway Corp Cl A     COM   460335201  10227     194903   SH         SOLE       118728        76175
Johnson & Johnson                    COM   478160104  16035     253400   SH         SOLE       163700        89700
KCS Energy Inc                       COM   482434206   2478      90000   SH         SOLE        90000            0
Mattel, Inc                          COM   577081102  13140     787750   SH         SOLE       517050       270700
Medco Health Solutions, Inc          COM   58405U102  20928     381689   SH         SOLE       244339       137350
Mercury General Corp New             COM   589400100  21922     365434   SH         SOLE       238109       127325
Mestek Inc                           COM   590829107   6989     565422   SH         SOLE       368350       197072
Metrocorp Bancshares Inc             COM   591650106    632      26700   SH         SOLE        26700            0
Moneygram International Inc    	     COM   60935Y109  21990    1012875   SH         SOLE       676750       336125
NYMagic Inc                          COM   629484106    608      25000   SH         SOLE        25000            0
Neenah Paper Inc                     COM   640079109   1758      60000   SH         SOLE        60000            0
Omega Flex Inc                       COM   682095104   9062     566722   SH         SOLE       369650       197072
Pan Pacific Retail Pptys Inc         COM   69806L104    923      14000   SH         SOLE        14000            0
PHH Corp.                            COM   693320202   2827     102950   SH         SOLE        66509        36441
Pfizer Inc                           COM   717081103  14310     573105   SH         SOLE       383955       189150
Post Pptys Inc                       COM   737464107  12618     338750   SH         SOLE       233400       105350
Prentiss Pptys Tr             SH BEN INT   740706106    771      19000   SH         SOLE        19000            0
Putnam Tax Free Health Care   SH BEN INT   746920107    205      16900   SH         SOLE        16900            0
Regency Ctrs Corp                    COM   758849103   1034      18000   SH         SOLE        18000            0
Safeco Corp                          COM   786429100   3936      73740   SH         SOLE        41690        32050
Simpson Manufacturing                COM   829073105   3131      80000   SH         SOLE        80000            0
Spinnaker Expl Co                    COM   84855W109   1617      25000   SH         SOLE        25000            0
Spirit Fin Corp                      COM   848568309   1125     100000   SH         SOLE       100000            0
Sun Communities Inc                  COM   866674104  15395     469935   SH         SOLE       322150       147785
Taubman Ctrs Inc                     COM   876664103    951      30000   SH         SOLE        30000            0
Trizec Properties Inc                COM   89687P107    724      31400   SH         SOLE        31400            0
TJX Cos Inc New                      COM   872540109  23950    1169450   SH         SOLE       769500       399950
Ultra Petroleum Corp                 COM   903914109   2378      41800   SH         SOLE        41800            0
United Financial Bancorp Inc         COM   91030R103    253      22811   SH         SOLE        22811            0
Van Kampen Mun Tr             SH BEN INT   920919107    632      44000   SH         SOLE        44000            0
Viad Corp                            COM   92552R406   5574     203785   SH         SOLE       130323        73462
Washington Post Co                   COM   939640108  21566      26874   SH         SOLE        17799         9075
Weight Watchers Intl Inc New         COM   948626106  18320     355175   SH         SOLE       230125       125050